Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.10471%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,527,932.19

Principal:
Principal Collections	$16,263,531.58
Prepayments in Full	$7,928,224.59
Liquidation Proceeds	$118,739.87
Recoveries	$226,213.18
Sub Total	$24,536,709.22
Collections	$26,064,641.41

Purchase Amounts:
Purchase Amounts Related to Principal	$106,167.40
Purchase Amounts Related to Interest	$537.05
Sub Total	$106,704.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,171,345.86

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,171,345.86
Servicing Fee	$362,718.63	$362,718.63	$0.00	$0.00	$25,808,627.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,808,627.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,808,627.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,808,627.23
Interest - Class A-3 Notes	$998,061.08	$998,061.08	$0.00	$0.00	$24,810,566.15
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$24,479,316.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,479,316.15
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$24,282,574.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,282,574.15
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$24,140,992.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,140,992.48
Regular Principal Payment	$21,758,085.07	$21,758,085.07	$0.00	$0.00	$2,382,907.41
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,382,907.41
Residual Released to Depositor	$0.00	$2,382,907.41	$0.00	$0.00	$0.00
Total		$26,171,345.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,758,085.07
Total					$21,758,085.07

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,758,085.07	$47.27	$998,061.08	$2.17	$22,756,146.15	$49.44
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$21,758,085.07	$16.54	$1,667,634.75	$1.27	$23,425,719.82	$17.81

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$227,262,485.53	0.4936840	$205,504,400.46	0.4464187
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$368,042,485.53	0.2797143	$346,284,400.46	0.2631780

Pool Information
Weighted Average APR	4.250%	4.283%
Weighted Average Remaining Term	32.72	32.04
Number of Receivables Outstanding	22,811	22,063
Pool Balance	$435,262,352.09	$410,696,578.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$396,939,837.68	$374,813,266.01
Pool Factor	0.2958390	0.2791422

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$35,883,312.74
Targeted Overcollateralization Amount	$64,412,178.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,412,178.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$149,109.90
(Recoveries)		77	$226,213.18
Net Loss for Current Collection Period			$(77,103.28)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2126%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.6774%
Second Prior Collection Period			0.6423%
Prior Collection Period			1.0468%
Current Collection Period			-0.2187%
Four Month Average (Current and Prior Three Collection Periods)			0.7869%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,997	$11,052,235.34
(Cumulative Recoveries)			$1,752,345.42
Cumulative Net Loss for All Collection Periods			$9,299,889.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6321%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,534.42
Average Net Loss for Receivables that have experienced a Realized Loss			$4,656.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	240	$6,561,207.36
61-90 Days Delinquent	0.42%	54	$1,708,536.17
91-120 Days Delinquent	0.04%	7	$171,773.34
Over 120 Days Delinquent	0.21%	28	$850,492.85
Total Delinquent Receivables	2.26%	329	$9,292,009.72

Repossession Inventory:
Repossessed in the Current Collection Period		16	$489,108.34
Total Repossessed Inventory		20	$586,718.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3058%
Prior Collection Period			0.3025%
Current Collection Period			0.4034%
Three Month Average			0.3372%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6649%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$1,879,879.78
2 Months Extended	110	$3,162,127.98
3+ Months Extended	14	$321,701.88

Total Receivables Extended	194	$5,363,709.64
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer